Organization and nature of operations (Tables)	12 Months Ended
Dec. 31, 2022
Organization and nature of operations
Schedule of consolidated financial statements include the financial statements of the Company, its subsidiaries, the variable interest entity ("VIE") and VIE's subsidiaries (collectively referred to as the "Group")

				% of direct
				or indirect
	Place of	Period of		economic
Name of entities	incorporation	incorporation	Relationship	ownership	Principal activities
Shenzhen Xunlei Networking Technologies Co., Ltd. (“Shenzhen Xunlei”)	People’s Republic of China (“PRC”)	January 2003	VIE	100%	Development of software, provision of online advertising and membership subscription

Giganology (Shenzhen) Co., Ltd. (“Giganology Shenzhen”)	PRC	June 2005	Subsidiary	100%	Development of computer software and provision of information technology services to related companies

Shenzhen Xunlei Wangwenhua Co., Ltd. (formerly known as “Shenzhen Fengdong Networking Technologies Co., Ltd.”) (“Wangwenhua”)	PRC	December 2005	VIE’s subsidiary	100%	Development of computer software, provision of advertising services and operation of live steaming platforms

Xunlei Games Development (Shenzhen) Co., Ltd.	PRC	February 2010	VIE’s subsidiary	70%	Development of online game and computer software to related companies and provision of advertising services

Xunlei Network Technologies Limited (“Xunlei BVI”)	British Virgin Islands	February 2011	Subsidiary	100%	Investment holding company

Xunlei Network Technologies Limited (“Xunlei HK”)	Hong Kong	March 2011	Subsidiary	100%	Investment holding company and development of computer software

Xunlei Computer (Shenzhen) Co., Ltd. (“Xunlei Computer”)	PRC	November 2011	Subsidiary	100%	Development of computer software and provision of information technology services

Shenzhen Onething Technologies Co., Ltd. (“Onething”)	PRC	September 2013	VIE’s subsidiary	100%	Development of cloud computing technology and provision of related services

Beijing Xunjing Technologies Co., Ltd. (formerly known as “Wangxin Century Technologies (Beijing) Co., Ltd.”)	PRC	October 2015	VIE’s subsidiary	100%	Development of computer software and provision of information technology services

				% of direct
				or indirect
	Place of	Period of		economic
Name of entities	incorporation	incorporation	Relationship	ownership	Principal activities
Henan Tourism Information Co., Ltd.	PRC	June 2018	VIE’s subsidiary	80%	Software development, tourism consulting, ticket agent and other related services

Jiangxi Node Technology Service Co., Ltd. (“Jiangxi Node”)	PRC	July 2020	VIE’s subsidiary	100%	Development of cloud computing technology and provision of related services

FUNI. PTE. LTD. (“FUNI”)	Singapore	April 2021	Subsidiary	100%	Operation of a live streaming platform